Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Equity
Equity

Note 10 — Equity

Partnership Equity

The Partnership’s equity consists of a 0.1% general partner interest and a 99.9% limited partner interest, which consists of common units. Prior to August 2014, the Partnership’s limited partner interest also included subordinated units. The subordination period ended in August 2014, at which time all remaining subordinated units were converted into common units on a one-for-one basis.

Our general partner is not obligated to make any additional capital contributions or to guarantee or pay any of our debts and obligations.

Equity Issuances

On June 23, 2014, we completed a public offering of 8,000,000 common units. We received net proceeds of $338.0 million, after underwriting discounts and commissions of $12.3 million and offering costs of $0.5 million. During July 2014, the underwriters exercised their option to purchase an additional 767,100 units, from which we received net proceeds of $32.4 million.

Distributions to Owners

Our general partner has adopted a cash distribution policy that requires us to pay a quarterly distribution to unitholders as of the record date to the extent we have sufficient cash from operations after establishment of cash reserves and payment of fees and expenses, including payments to the general partner and its affiliates, referred to as “available cash.” The general partner will also receive, in addition to distributions on its 0.1% general partner interest, additional distributions based on the level of distributions to the limited partners. These distributions are referred to as “incentive distributions.” Our general partner currently holds the incentive distribution rights, but may transfer these rights separately from its general partner interest, subject to restrictions in our partnership agreement.

The following table illustrates the percentage allocations of available cash from operating surplus between the unitholders and our general partner based on the specified target distribution levels. The amounts set forth under “Marginal Percentage Interest In Distributions” are the percentage interests of our general partner and the unitholders in any available cash from operating surplus we distribute up to and including the corresponding amount in the column “Total Quarterly Distribution Per Unit,” until available cash from operating surplus we distribute reaches the next target distribution level, if any. The percentage interests shown for our unitholders and our general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests set forth below for our general partner include its 0.1% general partner interest, assume our general partner has contributed any additional capital necessary to maintain its 0.1% general partner interest and has not transferred its incentive distribution rights.

					Marginal Percentage Interest In
	Total Quarterly				Distributions
	Distribution Per Unit				Unitholders	General Partner
Minimum quarterly distribution				$0.337500	99.9%	0.1%
First target distribution	above	$0.337500	up to	$0.388125	99.9%	0.1%
Second target distribution	above	$0.388125	up to	$0.421875	86.9%	13.1%
Third target distribution	above	$0.421875	up to	$0.506250	76.9%	23.1%
Thereafter	above	$0.506250			51.9%	48.1%

During the three months ended September 30, 2014, we distributed a total of $61.5 million ($0.5888 per common, subordinated, and general partner notional unit) to our unitholders of record on August 4, 2014, which included an incentive distribution of $9.5 million to the general partner. In October 2014, we declared a distribution of $0.6088 per common unit, to be paid on November 14, 2014 to unitholders of record on November 4, 2014. This distribution is expected to be $65.0 million, including amounts to be paid on common and general partner notional units and the amount to be paid on incentive distribution rights.

Distributions to Noncontrolling Interest Partners

TLP’s general partner has adopted a cash distribution policy that requires it to pay a quarterly distribution to unitholders as of the record date to the extent TLP has sufficient cash from operations after establishment of cash reserves and payment of fees and expenses, including payments to TLP’s general partner and its affiliates, referred to as “available cash.” TLP’s general partner will also receive, in addition to distributions on its 2.0% general partner interest, additional distributions based on the level of distributions to the limited partners. These distributions are referred to as “incentive distributions.” TLP’s general partner currently holds the incentive distribution rights, but may transfer these rights separately from its general partner interest, subject to restrictions in TLP’s partnership agreement.

The following table illustrates the percentage allocations of available cash from operating surplus between TLP’s unitholders and TLP’s general partner based on the specified target distribution levels. The amounts set forth under “Marginal Percentage Interest In Distributions” are the percentage interests of TLP’s general partner and TLP’s unitholders in any available cash from operating surplus TLP distributes up to and including the corresponding amount in the column “Total Quarterly Distribution Per Unit,” until available cash from operating surplus TLP distributes reaches the next target distribution level, if any. The percentage interests shown for TLP’s unitholders and TLP’s general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests set forth below for TLP’s general partner include its 2.0% general partner interest, assume TLP’s general partner has contributed any additional capital necessary to maintain its 2.0% general partner interest and has not transferred its incentive distribution rights.

					Marginal Percentage Interest In
	Total Quarterly				Distributions
	Distribution Per Unit				Unitholders	General Partner
Minimum quarterly distribution				$0.40	98%	2%
First target distribution	above	$0.40	up to	$0.44	98%	2%
Second target distribution	above	$0.44	up to	$0.50	85%	15%
Third target distribution	above	$0.50	up to	$0.60	75%	25%
Thereafter	above	$0.60			50%	50%

During the three months ended September 30, 2014, TLP declared and paid a distribution of $0.665 per unit. The noncontrolling interest owners received a total of $8.7 million from this distribution. Pursuant to the terms of the agreement related to our acquisition of TransMontaigne, we remitted the amount we received on this distribution on our general partner interest, incentive distribution rights, and limited partner interest to the former owners of TransMontaigne.

In October 2014, TLP declared a distribution of $0.665 per unit, which was paid on November 7, 2014. The noncontrolling interest owners received a total of $8.7 million from this distribution.

Equity-Based Incentive Compensation

Our general partner has adopted a long-term incentive plan (“LTIP”), which allows for the issuance of equity-based compensation to employees and directors. Our general partner has granted certain restricted units to employees and directors, which will vest in tranches, subject to the continued service of the recipients. The awards may also vest in the event of a change in control, at the discretion of the board of directors. No distributions will accrue to or be paid on the restricted units during the vesting period.

The following table summarizes the restricted unit activity during the six months ended September 30, 2014:

Unvested restricted units at March 31, 2014	1,311,100
Units granted	333,903
Units vested and issued	(438,009)
Units withheld for employee taxes	(231,194)
Units forfeited	(117,000)
Unvested restricted units at September 30, 2014	858,800

The scheduled vesting of our unvested restricted units is summarized below:

Vesting Date	Number of Awards
July 1, 2015	334,800
July 1, 2016	314,000
July 1, 2017	178,500
July 1, 2018	31,500
Unvested restricted units at September 30, 2014	858,800

We record the expense for the first tranche of each award on a straight-line basis over the period beginning with the grant date of the awards and ending with the vesting date of the tranche. We record the expense for succeeding tranches over the period beginning with the vesting date of the previous tranche and ending with the vesting date of the tranche.

At each balance sheet date, we adjust the cumulative expense recorded using the estimated fair value of the awards at the balance sheet date. We calculate the fair value of the awards using the closing price of our common units on the New York Stock Exchange on the balance sheet date, adjusted to reflect the fact that the holders of the unvested units are not entitled to distributions during the vesting period. We estimate the impact of the lack of distribution rights during the vesting period using the value of the most recent distribution and assumptions that a market participant might make about future distribution growth.

We recorded expense related to restricted unit awards of $13.8 million and $3.2 million during the three months ended September 30, 2014 and 2013, respectively, and $21.7 million and $10.3 million during the six months ended September 30, 2014 and 2013, respectively. We estimate that the future expense we will record on the unvested awards at September 30, 2014 will be as follows (in thousands), after taking into consideration an estimate of forfeitures of approximately 80,000 units. For purposes of this calculation, we used the closing price of our common units on September 30, 2014, which was $39.37.

Year Ending March 31,
2015 (six months)	$6,343
2016	11,516
2017	7,262
2018	2,237
2019	249
Total	$27,607

Following is a rollforward of the liability related to equity-based compensation, which is reported within accrued expenses and other payables on our condensed consolidated balance sheets (in thousands):

Balance at March 31, 2014	$10,012
Expense recorded	21,659
Value of units vested and issued	(18,763)
Taxes paid on behalf of participants	(9,901)
Balance at September 30, 2014	$3,007

The weighted-average fair value of the awards at September 30, 2014 was $35.16 per common unit, which was calculated as the closing price of the common units on September 30, 2014, adjusted to reflect the fact that the restricted units are not entitled to distributions during the vesting period. The impact of the lack of distribution rights during the vesting period was estimated using the value of the most recent distribution and assumptions that a market participant might make about future distribution growth.

The number of common units that may be delivered pursuant to awards under the LTIP is limited to 10% of the issued and outstanding common units. The maximum number of units deliverable under the plan automatically increases to 10% of the issued and outstanding common units immediately after each issuance of common units, unless the plan administrator determines to increase the maximum number of units deliverable by a lesser amount. Units withheld to satisfy tax withholding obligations will not be considered to be delivered under the LTIP. In addition, if an award is forfeited, canceled, exercised, paid or otherwise terminates or expires without the delivery of units, the units subject to such award are again available for new awards under the LTIP. At September 30, 2014, 7.1 million units remain available for issuance under the LTIP.

Note 11 — Equity

Partnership Equity

The Partnership’s equity consists of a 0.1% general partner interest and a 99.9% limited partner interest. Limited partner equity includes common and subordinated units. The common and subordinated units share equally in the allocation of income or loss. The principal difference between common and subordinated units is that in any quarter during the subordination period, holders of the subordinated units are not entitled to receive any distribution until the common units have received the minimum quarterly distribution plus any arrearages in the payment of the minimum quarterly distribution from prior quarters. Subordinated units will not accrue arrearages.

We expect the subordination period to end in August 2014. When the subordination period ends, all remaining subordinated units will convert into common units on a one-for-one basis and the common units will no longer be entitled to arrearages.

Our general partner is not obligated to make any additional capital contributions or to guarantee or pay any of our debts and obligations.

Initial Public Offering

On May 17, 2011, we completed our IPO. We sold a total of 4,025,000 common units in our IPO at $21.00 per unit. Our proceeds from the sale of 3,850,000 common units of $71.9 million, net of total offering costs of $9.0 million, were used to repay advances under our acquisition credit facility and for general partnership purposes. Proceeds from the sale of 175,000 common units ($3.4 million) from the underwriters’ exercise of their option to purchase additional common units from us were used to redeem 175,000 of the common units outstanding prior to our IPO. Upon the completion of our IPO and the underwriters’ exercise in full of their option to purchase additional common units from us and the redemption, we had outstanding 8,864,222 common units, 5,919,346 subordinated units, a 0.1% general partner interest, and IDRs.

Common Units Issued in Business Combinations

As described in Note 4, we issued common units as partial consideration for several acquisitions. These are summarized below:

Osterman combination	4,000,000
SemStream combination	8,932,031
Pacer combination	1,500,000
Total - Year Ended March 31, 2012	14,432,031

High Sierra combination	20,703,510
Retail propane combinations	850,676
Crude oil logistics and water solutions combinations	516,978
Pecos combination	1,834,414
Third Coast combination	344,680
Total - Year Ended March 31, 2013	24,250,258

Water solutions combinations	222,381
Crude oil logistics combinations	175,211
OWL combination	2,463,287
Total - Year Ended March 31, 2014	2,860,879

In connection with the completion of certain of these transactions, we amended our Registration Rights Agreement, which provides for certain registration rights for certain holders of our common units.

Equity Issuances

On July 5, 2013, we completed a public offering of 10,350,000 common units. We received net proceeds of $287.5 million, after underwriting discounts and commissions of $12.0 million and offering costs of $0.7 million.

On September 25, 2013, we completed a public offering of 4,100,000 common units. We received net proceeds of $127.6 million, after underwriting discounts and commissions of $5.0 million and offering costs of $0.2 million.

On December 2, 2013, we issued and sold 8,110,848 of our common units in a private placement. We received net proceeds of $235.1 million, after offering costs of $4.9 million.

Distributions

Our general partner has adopted a cash distribution policy that will require us to pay a quarterly distribution to the extent we have sufficient cash from operations after establishment of cash reserves and payment of fees and expenses, including payments to the general partner and its affiliates, referred to as “available cash,” in the following manner:

•                  First, 99.9% to the holders of common units and 0.1% to the general partner, until each common unit has received the specified minimum quarterly distribution, plus any arrearages from prior quarters.

•                  Second, 99.9% to the holders of subordinated units and 0.1% to the general partner, until each subordinated unit has received the specified minimum quarterly distribution.

•                  Third, 99.9% to all unitholders, pro rata, and 0.1% to the general partner.

The general partner will also receive, in addition to distributions on its 0.1% general partner interest, additional distributions based on the level of distributions paid to the limited partners. These distributions are referred to as “incentive distributions.”

The following table illustrates the percentage allocations of available cash from operating surplus between the unitholders and our general partner based on the specified target distribution levels. The amounts set forth under “Marginal Percentage Interest in Distributions” are the percentage interests of our general partner and the unitholders in any available cash from operating surplus we distribute up to and including the corresponding amount in the column “Total Quarterly Distribution per Unit.” The percentage interests shown for our unitholders and our general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests set forth below for our general partner include its 0.1% general partner interest, assume our general partner has contributed any additional capital necessary to maintain its 0.1% general partner interest and has not transferred its IDRs and there are no arrearages on common units.

					Marginal Percentage Interest In
	Total Quarterly				Distributions
	Distribution per Unit				Unitholders	General Partner
Minimum quarterly distribution				$ 0.337500	99.9%	0.1%
First target distribution	above	$ 0.337500	up to	$ 0.388125	99.9%	0.1%
Second target distribution	above	$ 0.388125	up to	$ 0.421875	86.9%	13.1%
Third target distribution	above	$ 0.421875	up to	$ 0.506250	76.9%	23.1%
Thereafter	above	$ 0.506250			51.9%	48.1%

On May 5, 2011, we made a distribution of $3.9 million from available cash to our general partner and common unitholders at March 31, 2011.

The following table summarizes the distributions declared subsequent to our IPO:

			Amount	Amount Paid to	Amount Paid to
Date Declared	Record Date	Date Paid	Per Unit	Limited Partners	General Partner
				(in thousands)	(in thousands)
July 25, 2011	August 3, 2011	August 12, 2011	$0.1669	$2,467	$3
October 21, 2011	October 31, 2011	November 14, 2011	0.3375	4,990	5
January 24, 2012	February 3, 2012	February 14, 2012	0.3500	7,735	10
April 18, 2012	April 30, 2012	May 15, 2012	0.3625	9,165	10
July 24, 2012	August 3, 2012	August 14, 2012	0.4125	13,574	134
October 17, 2012	October 29, 2012	November 14, 2012	0.4500	22,846	707
January 24, 2013	February 4, 2013	February 14, 2013	0.4625	24,245	927
April 25, 2013	May 6, 2013	May 15, 2013	0.4775	25,605	1,189
July 25, 2013	August 5, 2013	August 14, 2013	0.4938	31,725	1,739
October 23, 2013	November 4, 2013	November 14, 2013	0.5113	35,908	2,491
January 23, 2014	February 4, 20143	February 14, 2014	0.5313	42,150	4,283
April 24, 2014	May 5, 2014	May 15, 2014	0.5513	43,737	5,754

Several of our business combination agreements contained provisions that temporarily limited the distributions to which the newly-issued units were entitled. The following table summarizes the number of equivalent units that were not eligible to receive a distribution on each of the record dates:

Equivalent
Units Not
Record Date	Eligible
August 3, 2011	—
October 31, 2011	4,000,000
February 3, 2012	7,117,031
April 30, 2012	3,932,031
August 3, 2012	17,862,470
October 29, 2012	516,978
February 4, 2013	1,202,085
May 6, 2013	—
August 5, 2013	—
November 4, 2013	979,886
February 4, 2014	—
May 5, 2014	—

Equity-Based Incentive Compensation

Our general partner has adopted a long-term incentive plan (“LTIP”) which allows for the issuance of equity-based compensation to employees and directors. The board of directors of our general partner has granted certain restricted units to employees and directors, which will vest in tranches, subject to the continued service of the recipients. The awards may also vest in the event of a change in control, at the discretion of the board of directors. No distributions will accrue to or be paid on the restricted units during the vesting period.

The following table summarizes the restricted unit activity during the years ended March 31, 2014 and 2013:

Unvested restricted units at March 31, 2012	—
Units granted	1,684,400
Units vested and issued	(156,802)
Units withheld for employee taxes	(61,698)
Units forfeited	(21,000)
Unvested restricted units at March 31, 2013	1,444,900
Units granted	494,000
Units vested and issued	(296,269)
Units withheld for employee taxes	(122,531)
Units forfeited	(209,000)
Unvested restricted units at March 31, 2014	1,311,100

The scheduled vesting of the awards is summarized below:

Vesting Date	Number of Awards
July 1, 2014	408,300
January 1, 2015	4,000
July 1, 2015	341,300
January 1, 2016	4,000
July 1, 2016	322,500
January 1, 2017	4,000
July 1, 2017	192,500
January 1, 2018	4,000
July 1, 2018	30,500
Total unvested units at March 31, 2014	1,311,100

We record the expense for each tranche on a straight-line basis over the period beginning with the vesting of the previous tranche and ending with the vesting of the tranche. We adjust the cumulative expense recorded through the reporting date using the estimated fair value of the awards at the reporting date. The impact of the lack of distribution rights during the vesting period was estimated using the value of the most recent distribution and assumptions that a market participant might make about future distribution growth. We estimate that the future expense we will record on the unvested awards at March 31, 2014 will be as follows (in thousands), after taking into consideration an estimate of forfeitures of 95,000 units. For purposes of this calculation, we have used the closing price of the common units on March 31, 2014, which was $37.53.

Year Ending March 31,
2015	$14,393
2016	11,279
2017	7,429
2018	2,310
2019	229
Total	$35,640

Following is a rollforward of the liability related to equity-based compensation, which is reported within accrued expenses and other payables on our consolidated balance sheets (in thousands):

Balance at March 31, 2012	$—
Expense recorded	10,138
Value of units vested and issued	(3,627)
Taxes paid on behalf of participants	(1,468)
Balance at March 31, 2013	5,043
Expense recorded	17,804
Value of units vested and issued	(9,085)
Taxes paid on behalf of participants	(3,750)
Balance at March 31, 2014	$10,012

The weighted-average fair value of the awards at March 31, 2014 was $33.78, which was calculated as the closing price of the common units on March 31, 2014, adjusted to reflect the fact that the restricted units are not entitled to distributions during the vesting period. The impact of the lack of distribution rights during the vesting period was estimated using the value of the most recent distribution and assumptions that a market participant might make about future distribution growth.

The number of common units that may be delivered pursuant to awards under the LTIP is limited to 10% of the issued and outstanding common and subordinated units. The maximum number of units deliverable under the plan automatically increases to 10% of the issued and outstanding common and subordinated units immediately after each issuance of common units, unless the plan administrator determines to increase the maximum number of units deliverable by a lesser amount. Units withheld to satisfy tax withholding obligations are not considered to be delivered under the LTIP. In addition, if an award is forfeited, canceled, exercised, paid or otherwise terminates or expires without the delivery of units, the units subject to such award are again available for new awards under the LTIP. At March 31, 2014, 6.2 million units remain available for issuance under the LTIP.